Prepayments, accrued income and other assets	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Prepayments, accrued income and other assets

22	Prepayments, accrued income and other assets

	2020	2019
	$m	$m
Prepayments and accrued income	8,114	9,057
Settlement accounts	17,316	14,744
Cash collateral and margin receivables	59,543	49,148
Assets held for sale	299	123
Bullion	20,151	14,830
Endorsements and acceptances	10,278	10,198
Reinsurers’ share of liabilities under insurance contracts (Note 4)	3,448	3,592
Employee benefit assets (Note 5)	10,450	8,280
Right-of-use assets	4,002	4,222
Owned property, plant and equipment	10,412	10,480
Other accounts	12,399	12,006
At 31 Dec	156,412	136,680
Prepayments, accrued income and other assets include $105,469m (2019: $92,979m) of financial assets, the majority of which are measured at amortised cost.